Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Leases

7.Leases

Operating Leases

The Company leases its facilities under non-cancelable lease agreements which expire between 2022 and 2023. Certain of these arrangements have free rent, escalating rent payment provisions, lease renewal options, and tenant allowances. Rent expense is recognized on a straight-line basis over the noncancelable lease term.

In April 2019, the Company entered into a non-cancellable agreement to lease office space in Mountain View, California. The lease is a three-year operating lease, which includes scheduled rent escalations during the lease term. The Company has an option to extend the lease through 2025, although management does not expect the Company to exercise the option.

In February 2020, the Company entered into a non-cancellable sublease agreement for its Mountain View office space. The sublease agreement commenced on April 1, 2020. Under the term of the sublease agreement, the Company will receive $2.0 million in base lease payments plus reimbursement of certain operating expenses over the term of the sublease, which ended in July 2022. During the six months ended June 30, 2022 and 2021, the Company recognized $0.5 million and $0.4 million, respectively, of sublease income under this agreement.

In February 2020, the Company entered into a non-cancellable agreement to lease additional office space in Mountain View, California for a one-year period. There is no option to extend the lease.

In November 2021, the Company entered into a non-cancellable agreement to lease office space in Phoenix, Arizona for a 21-month period. The lease contains an escalation clause and free rent. There is no option to extend the lease.

Non-cash activities involving ROU assets, including the impact of adopting the new lease standard on January 1, 2022 were $0.5 million in assets and $0.5 million in liabilities. The Company made $0.3 million of cash payments, net of sublease income, for the Company’s operating leases in the six months ended June 30, 2022. Rent expense for operating leases, as previously reported under former lease accounting standards, net of sublease income, was $2.5 million for the six months ended June 30, 2021.

As of June 30, 2022, the future minimum lease payments required under operating leases were as follows (in thousands):

2022 (remaining six months)	$266
2023	227
Total minimum lease payments	$493

The discount rate related to the Company’s lease liabilities as of June 30, 2022 was 11%. The discount rates are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

8.Leases

Operating Leases

The Company leases its facilities under non-cancelable lease agreements which expire between 2022 and 2023. Certain of these arrangements have free rent, escalating rent payment provisions, lease renewal options, and tenant allowances. Rent expense is recognized on a straight-line basis over the noncancelable lease term.

In April 2019, the Company entered into a non-cancellable agreement to lease office space in Mountain View, California. The lease is a three-year operating lease, which includes scheduled rent escalations during the lease term. The Company has an option to extend the lease through 2025, although management does not expect the Company to exercise the option.

In February 2020, the Company entered into a non-cancellable sublease agreement for its Mountain View office space. The sublease agreement commenced on April 1, 2020. Under the term of the sublease agreement, the Company will receive $2.0 million in base lease payments plus reimbursement of certain operating expenses over the term of the sublease, which ends in July 2022. During the year ended December 31, 2021 and 2020, the Company recognized $0.9 million and $0.6 million, respectively, of sublease income under this agreement.

In February 2020, the Company entered into a non-cancellable agreement to lease additional office space in Mountain View, California for a one-year period. There is no option to extend the lease.

In November 2021, the Company entered into a non-cancellable agreement to lease additional office space in Phoenix, Arizona for a 21-month period. The lease contains an escalation clause and free rent. There is no option to extend the lease.

As of December 31, 2021, the future minimum lease payments required under operating leases were as follows (in thousands):

2022	$932
2023	227
Total minimum lease payments	$1,159

Total rent expense, net of sublease income, was $2.8 million and $3.3 million for the years ended December 31, 2021 and 2020, respectively.